Leases - Disclosure of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	$ 27,513	$ 27,636	$ 27,101
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	484
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	79,198	77,363	74,340
Additions	4,732	4,769
Acquired through business combinations	7	41
Gross carrying amount | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	(631)	11
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(51,685)	(49,727)	(47,239)
ACCUMULATED DEPRECIATION | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	(147)	37
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	4,126	4,424	4,204
Right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	6,685	6,542	5,782
Additions	670	1,038
Transfers	(362)	(233)
Acquired through business combinations	4	8
Lease terminations	(30)	(50)
Impairment losses recognized in earnings	(10)	(5)
Right-of-use assets | Gross carrying amount | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	(129)	(2)
Right-of-use assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(2,559)	(2,118)	(1,578)
Transfers	(199)	(111)
Lease terminations	(8)	(25)
Depreciation	671	670
Right-of-use assets | ACCUMULATED DEPRECIATION | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	(23)	(6)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	2,217	2,308	2,287
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	3,690	3,609	3,329
Additions	470	526
Transfers	(360)	(233)
Acquired through business combinations	0	0
Lease terminations	(20)	(12)
Impairment losses recognized in earnings	(1)	(2)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | Gross carrying amount | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	(8)	(1)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(1,473)	(1,301)	(1,042)
Transfers	(199)	(111)
Lease terminations	(2)	(3)
Depreciation	377	372
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	(4)	(1)
Right-of-use assets | LAND AND BUILDINGS
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	1,909	2,116	1,917
Right-of-use assets | LAND AND BUILDINGS | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	2,995	2,933	2,453
Additions	200	512
Transfers	(2)	0
Acquired through business combinations	4	8
Lease terminations	(10)	(38)
Impairment losses recognized in earnings	(9)	(3)
Right-of-use assets | LAND AND BUILDINGS | Gross carrying amount | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	(121)	(1)
Right-of-use assets | LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(1,086)	(817)	$ (536)
Transfers	0	0
Lease terminations	(6)	(22)
Depreciation	294	298
Right-of-use assets | LAND AND BUILDINGS | ACCUMULATED DEPRECIATION | Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Discontinued operations	$ (19)	$ (5)